AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES — 11.1%
64,654	Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028[2,3]	$64,494
270,000	Antares CLO Ltd. Series 2017-1A, Class CR, 8.28% (3-Month Term SOFR+296 basis points), 4/20/2033[2,3,4]	268,278
100,000	Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028[2,3]	100,537
150,000	Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026[2,3]	144,590
271,858	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[2,3]	236,530
500,815	CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[2,3]	468,243
89,079	Chesapeake Funding II LLC Series 2023-2A, Class A1, 6.16%, 10/15/2035[2,3]	89,628
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.68%, 11/10/2046[2,3,5]	84,766
324,524	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2,3]	288,677
253,306	Cross 2024-H2 Mortgage Trust 6.42%, 4/25/2069[2,3,6]	253,303
254,000	Daimler Trucks Retail Trust Series 2023-1, Class A3, 5.90%, 3/15/2027[2]	256,197
598,000	DataBank Issuer Series 2021-2A, Class A2, 2.40%, 10/25/2051[2,3]	534,138
608,005	DB Master Finance LLC Series 2021-1A, Class A2I, 2.05%, 11/20/2051[2,3]	556,102
525,150	Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.66%, 4/25/2051[2,3]	467,451
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 7.28% (3-Month Term SOFR+196 basis points), 4/17/2031[2,3,4]	1,251,182
545,000	Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[2,3]	494,051
	Ford Credit Auto Owner Trust
370,000	Series 2022-C, Class B, 5.03%, 2/15/2028[2]	368,144
194,000	Series 2024-1, Class A, 4.87%, 8/15/2036[2,3]	193,803
1,500,000	Fortress Credit Opportunities CLO Ltd. Series 2017-9A, Class A1TR, 7.13% (3-Month Term SOFR+181 basis points), 10/15/2033[2,3,4]	1,498,980
186,756	Fortress Credit Opportunities XVII CLO Ltd. Series 2022-17A, Class A, 6.68% (3-Month Term SOFR+137 basis points), 1/15/2030[2,3,4]	186,544
	Golub Capital Partners CLO Ltd.
850,000	Series 2018-36A, Class C, 7.63% (3-Month Term SOFR+236 basis points), 2/5/2031[2,3,4]	836,227
250,000	Series 2020-47A, Class C1, 8.78% (3-Month Term SOFR+351 basis points), 5/5/2032[2,3,4]	249,126

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
81,752	Hilton Grand Vacations Trust Series 2023-1A, Class A, 5.72%, 1/25/2038[2,3]	$83,782
188,099	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[2,3]	167,203
250,000	IVY Hill Middle Market Credit Fund Ltd. Series 12A, Class BR, 8.48% (3-Month Term SOFR+316 basis points), 7/20/2033[2,3,4]	245,340
155,773	JP Morgan Mortgage Trust Series 6.15%, 6/25/2054[2,3,5]	155,770
11,603	Marlette Funding Trust Series 2022-3A, Class A, 5.18%, 11/15/2032[2,3]	11,584
600,000	MCF CLO IX Ltd. 7.29%, 4/17/2036[2,3,4]	600,000
	MF1 Ltd.
910,500	Series 2021-FL7, Class AS, 6.89% (1-Month Term SOFR+157 basis points), 10/16/2036[2,3,4]	891,721
448,000	Series 2022-FL8, Class C, 7.53% (1-Month Term SOFR+220 basis points), 2/19/2037[2,3,4]	431,279
88,908	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[2,3]	77,987
1,058,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[2,3]	927,317
148,753	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[2,3,5]	137,177
147,000	Oscar U.S. Funding XVI LLC Series 2024-1A, Class A3, 5.54%, 2/10/2028[2,3]	146,871
130,950	Purewest Funding LLC Series 2021-1, Class A1, 4.09%, 12/22/2036[2,3]	126,752
117,710	RCKT Mortgage Trust 6.39%, 4/25/2044[3,5]	117,708
238,000	Santander Drive Auto Receivables Trust Series 2022-5, Class C, 4.74%, 10/16/2028[2]	235,156
91,407	SFS Auto Receivables Securitization Trust Series 2023-1A, Class A2A, 5.89%, 3/22/2027[2,3]	91,552
1,086,467	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[2,3]	951,741
	SMB Private Education Loan Trust
51,800	Series 2017-B, Class A2B, 6.19% (1-Month Term SOFR+86 basis points), 10/15/2035[2,3,4]	51,620
421,759	Series 2019-B, Class A2B, 6.44% (1-Month Term SOFR+112 basis points), 6/15/2037[2,3,4]	422,841
272,000	Tesla Auto Lease Trust Series 2023-B, Class A3, 6.13%, 9/21/2026[2,3]	274,503
433,526	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[2,3]	376,526
333,000	TIF Funding III LLC 5.48%, 5/22/2034[3]	334,981
	Willis Engine Structured Trust

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
512,737	Series 2018-A, Class A, 4.75%, 9/15/2043[2,3,6]	$489,418
591,736	Series 2021-A, Class A, 3.10%, 5/15/2046[2,3]	506,279
	TOTAL ASSET-BACKED SECURITIES
	(Cost $17,604,331)	16,746,099

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
162,000	BXHPP Trust FILM Series 2021-FILM, Class C, 6.54% (1-Month Term SOFR+121 basis points), 8/15/2036[3,4]	150,318
153,022	COLT Mortgage Loan Trust Series 2023-3, Class A2, 7.43%, 9/25/2068[2,3,6]	155,048
554,000	PMT Issuer Trust - FMSR Series 2021-FT1, Class A, 8.45% (1-Month Term SOFR+312 basis points), 3/25/2026[2,3,4]	547,726
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $869,020)	853,092
	CORPORATE BONDS — 82.3%
	COMMUNICATIONS — 5.5%
	AT&T, Inc.
750,000	4.75%, 5/15/2046[2]	672,389
1,155,000	3.55%, 9/15/2055[2]	808,566
1,045,000	Comcast Corp. 3.45%, 2/1/2050[2]	763,683
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[3]	629,846
521,000	Fox Corp. 5.58%, 1/25/2049[2]	485,163
245,000	Frontier Communications Holdings LLC 5.00%, 5/1/2028[2,3]	227,426
335,000	Meta Platforms, Inc. 4.45%, 8/15/2052[2]	298,228
	Paramount Global
419,000	4.20%, 5/19/2032[2]	348,428
83,000	6.87%, 4/30/2036	78,461
455,000	6.38% (USD 5 Year Tsy+400 basis points), 3/30/2062[2,7]	420,190
530,000	Prosus N.V. 4.99%, 1/19/2052[2,3,8]	390,383
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	462,901
48,000	T-Mobile USA, Inc. 4.95%, 3/15/2028[2]	47,913
8,000	Univision Communications, Inc. 8.00%, 8/15/2028[2,3]	8,150
	Verizon Communications, Inc.
1,478,000	3.50%, 6/28/2032[2]	1,598,756
664,000	3.55%, 3/22/2051[2]	493,910

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
200,000	Virgin Media Finance PLC 5.00%, 7/15/2030[2,3,8]	$169,062
500,000	Warnermedia Holdings, Inc. 5.14%, 3/15/2052[2]	415,227
		8,318,682
	CONSUMER DISCRETIONARY — 9.8%
155,000	Air Canada 3.88%, 8/15/2026[2,3,8]	148,054
155,723	Air Canada Class A Pass-Through Trust 5.25%, 10/1/2030[3,8]	153,069
292,871	American Airlines Class AA Pass-Through Trust 3.35%, 4/15/2031	268,063
	American Airlines Class AA Pass-Through Trust
177,550	3.65%, 8/15/2030	167,615
347,651	3.15%, 8/15/2033	310,803
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
261,750	5.50%, 4/20/2026[3,8]	259,925
161,000	5.75%, 4/20/2029[3,8]	158,388
400,000	Benteler International A.G. 10.50%, 5/15/2028[2,3,8]	432,474
93,284	British Airways Class A Pass-Through Trust 4.25%, 11/15/2032[3]	87,047
418,000	Builders FirstSource, Inc. 6.37%, 3/1/2034[2,3]	419,990
	Caesars Entertainment, Inc.
109,000	8.12%, 7/1/2027[2,3]	111,647
106,000	7.00%, 2/15/2030[2,3]	108,785
24,000	6.50%, 2/15/2032[2,3]	24,224
300,000	Carnival Corp. 6.00%, 5/1/2029[2,3,8]	295,889
312,000	Carnival Holdings Bermuda Ltd. 10.37%, 5/1/2028[2,3]	340,419
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
71,750	4.50%, 10/20/2025[3,8]	71,041
623,000	4.75%, 10/20/2028[3,8]	609,455
	ERAC USA Finance LLC
377,000	5.20%, 10/30/2034[2,3]	376,624
1,101,000	4.50%, 2/15/2045[2,3]	972,977
	Ford Motor Credit Co. LLC
204,000	5.80%, 3/5/2027[2]	204,764
750,000	5.80%, 3/8/2029	752,712
550,000	7.12%, 11/7/2033[2]	592,244
	General Motors Financial Co., Inc.
797,000	3.60%, 6/21/2030[2]	720,015
1,213,000	2.35%, 1/8/2031[2]	1,003,609

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
750,000	Las Vegas Sands Corp. 2.90%, 6/25/2025	$721,590
185,000	Macy's Retail Holdings LLC 5.88%, 3/15/2030[2,3]	179,790
200,000	MGM China Holdings Ltd. 4.75%, 2/1/2027[2,3,8]	190,521
125,000	Murphy Oil USA, Inc. 3.75%, 2/15/2031[2,3]	109,177
300,000	NCL Corp Ltd. 7.75%, 2/15/2029[3]	311,706
577,000	Royal Caribbean Cruises Ltd. 6.25%, 3/15/2032[2,3,8]	581,921
1,034,000	Starbucks Corp. 4.45%, 8/15/2049[2]	899,966
770,000	Stellantis Finance US, Inc. 2.69%, 9/15/2031[2,3]	648,241
140,159	United Airlines Class A Pass-Through Trust 5.87%, 4/15/2029	139,719
155,000	United Airlines 2023-1 Class A Pass-Through Trust 5.80%, 7/15/2037	157,054
	United Airlines Class AA Pass-Through Trust
147,805	4.15%, 2/25/2033	138,347
507,584	2.70%, 11/1/2033	434,505
170,916	United Airlines Class B Pass-Through Trust 4.60%, 9/1/2027	164,926
	United Airlines, Inc.
64,000	4.38%, 4/15/2026[2,3]	61,903
273,000	4.63%, 4/15/2029[2,3]	254,118
158,000	United Rentals North America, Inc. 6.12%, 3/15/2034[3]	158,241
355,000	Volkswagen Group of America Finance LLC 6.45%, 11/16/2030[2,3]	377,538
800,000	Wynn Macau Ltd. 5.63%, 8/26/2028[2,3,8]	758,764
		14,877,860
	CONSUMER STAPLES — 3.2%
152,000	Altria Group, Inc. 5.95%, 2/14/2049[2]	154,663
	BAT Capital Corp.
320,000	2.26%, 3/25/2028[2]	284,998
119,000	6.34%, 8/2/2030[2]	124,114
42,000	7.08%, 8/2/2053[2]	45,379
386,000	BAT International Finance PLC 1.67%, 3/25/2026[2,8]	359,396
	Bimbo Bakeries USA, Inc.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
376,000	6.40%, 1/15/2034[2,3]	$403,231
352,000	4.00%, 5/17/2051[2,3]	272,618
179,000	HCA, Inc. 5.60%, 4/1/2034	180,421
574,000	J M Smucker Co. 6.50%, 11/15/2053[2]	637,632
206,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.63%, 1/15/2032[2,8]	176,249
373,000	Kraft Heinz Foods Co. 5.50%, 6/1/2050[2]	369,140
750,000	Kroger Co. 4.50%, 1/15/2029[2]	739,712
229,000	MARB BondCo PLC 3.95%, 1/29/2031[2,3,8]	188,846
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[2,3]	596,192
54,000	Philip Morris International, Inc. 5.63%, 11/17/2029[2]	55,645
240,000	U.S. Foods, Inc. 7.25%, 1/15/2032[2,3]	249,775
		4,838,011
	ENERGY — 11.4%
414,000	Aker BP ASA 3.10%, 7/15/2031[2,3,8]	354,090
381,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 6.62%, 2/1/2032[2,3]	382,945
81,000	BP Capital Markets PLC 4.38% (USD 5 Year Tsy+404 basis points)[2,7,8,9]	79,378
	Cheniere Energy Partners LP
90,000	3.25%, 1/31/2032[2]	76,688
53,000	5.95%, 6/30/2033[2]	54,285
	CITGO Petroleum Corp.
845,000	7.00%, 6/15/2025[2,3]	844,237
17,000	8.37%, 1/15/2029[2,3]	17,861
42,000	Columbia Pipelines Holding Co. LLC 6.06%, 8/15/2026[2,3]	42,469
92,000	Columbia Pipelines Operating Co. LLC 6.54%, 11/15/2053[2,3]	99,868
468,000	CVR Energy, Inc. 5.75%, 2/15/2028[2,3]	439,521
358,000	DT Midstream, Inc. 4.30%, 4/15/2032[2,3]	324,623
690,000	EIG Pearl Holdings Sarl 4.39%, 11/30/2046[3,8]	539,062
	Enbridge, Inc.
374,000	5.70%, 3/8/2033[2,8]	382,902

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
150,000	6.70%, 11/15/2053[2,8]	$169,920
180,000	6.00% (3-Month Term SOFR+415 basis points), 1/15/2077[2,8,10]	175,934
337,000	Endeavor Energy Resources LP / EER Finance, Inc. 5.75%, 1/30/2028[2,3]	339,733
	Energy Transfer LP
314,000	3.75%, 5/15/2030[2]	289,624
21,000	7.37%, 2/1/2031[2,3]	21,984
44,000	5.55%, 5/15/2034[2]	44,134
275,000	5.40%, 10/1/2047[2]	253,610
500,000	6.25%, 4/15/2049[2]	513,851
108,000	5.95%, 5/15/2054[2]	107,959
92,000	7.12% (USD 5 Year Tsy+530 basis points)[2,7,9]	89,866
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	526,751
366,000	3.30%, 2/15/2053[2]	260,105
126,000	5.38% (3-Month Term SOFR+283 basis points), 2/15/2078[2,10]	117,435
129,000	EQM Midstream Partners LP 6.38%, 4/1/2029[2,3]	130,057
1,000,000	Exxon Mobil Corp 1.41%, 6/26/2039	785,468
	Global Partners LP / GLP Finance Corp.
68,000	6.87%, 1/15/2029	67,538
282,000	8.25%, 1/15/2032[2,3]	292,349
130,000	Hess Midstream Operations LP 5.13%, 6/15/2028[2,3]	125,690
	Howard Midstream Energy Partners LLC
157,000	6.75%, 1/15/2027[2,3]	156,591
123,000	8.87%, 7/15/2028[2,3]	129,762
	Kinder Morgan, Inc.
410,000	8.05%, 10/15/2030	466,910
600,000	5.55%, 6/1/2045[2]	573,334
	MPLX LP
249,000	5.50%, 2/15/2049[2]	237,443
983,000	4.90%, 4/15/2058[2]	824,594
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[2,3]	800,128
737,000	7.77%, 12/15/2037[3]	821,993
680,000	Occidental Petroleum Corp. 6.45%, 9/15/2036	725,287
	ONEOK, Inc.
73,000	5.80%, 11/1/2030[2]	75,246
107,000	6.10%, 11/15/2032[2]	112,197
1,118,000	6.62%, 9/1/2053[2]	1,233,573
400,000	Petroleos del Peru SA 4.75%, 6/19/2032[3]	314,858
	Petroleos Mexicanos

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
304,000	5.95%, 1/28/2031[2,8]	$243,848
224,000	6.70%, 2/16/2032[2,8]	186,257
136,000	6.95%, 1/28/2060[2,8]	89,806
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[2]	245,548
809,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50%, 3/1/2030[2]	805,163
290,000	Transcontinental Gas Pipe Line Co. LLC 3.95%, 5/15/2050[2]	228,393
	Williams Cos., Inc.
350,000	5.15%, 3/15/2034[2]	346,841
800,000	4.90%, 1/15/2045[2]	720,580
		17,288,289
	FINANCIALS — 27.6%
669,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 1/30/2032[2,8]	574,001
1,100,000	Agree LP 2.00%, 6/15/2028[2]	967,354
501,000	AIB Group PLC 4.26% (3-Month USD Libor+187 basis points), 4/10/2025[2,3,8,10]	500,724
	Allianz S.E.
600,000	3.50% (USD 5 Year Tsy+297 basis points)[2,3,7,8,9,11]	556,633
200,000	3.20% (USD 5 Year Tsy+217 basis points)[2,3,7,8,9,11]	163,956
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[2,10]	177,800
309,000	American Express Co. 6.34% (SOFR Rate+133 basis points), 10/30/2026[2,10]	313,131
747,000	American Homes 4 Rent LP 5.50%, 2/1/2034[2]	744,493
400,000	Banco Santander S.A. 5.59%, 8/8/2028[8]	405,786
	Bank of America Corp.
200,000	4.18%, 11/25/2027[2]	194,211
1,895,000	2.97% (SOFR Rate+133 basis points), 2/4/2033[2,10]	1,612,268
585,000	5.29% (SOFR Rate+191 basis points), 4/25/2034[2,10]	583,279
965,000	5.87% (SOFR Rate+184 basis points), 9/15/2034[2,10]	1,000,343
184,000	5.47% (SOFR Rate+165 basis points), 1/23/2035[2,10]	185,460
200,000	5.87%, 2/7/2042	213,343
200,000	Barclays PLC 6.04%, 3/12/2055	208,200
93,000	Brixmor Operating Partnership LP 3.85%, 2/1/2025[2]	91,401
600,000	Capital One Financial Corp. 7.62% (SOFR Rate+307 basis points), 10/30/2031[2,10]	662,977
	Citigroup, Inc.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
297,000	3.98% (3-Month Term SOFR+160 basis points), 3/20/2030[2,10]	$279,838
804,000	5.30%, 5/6/2044	781,898
366,000	4.00% (USD 5 Year Tsy+360 basis points)[2,7,9,11]	350,924
500,000	Citizens Bank N.A./Providence RI 6.06% (SOFR Rate+145 basis points), 10/24/2025[2,10]	498,034
103,000	Citizens Financial Group, Inc. 5.84% (SOFR Rate+201 basis points), 1/23/2030[2,10]	102,803
342,000	Corebridge Financial, Inc. 5.75%, 1/15/2034[2]	349,638
451,000	Credit Agricole S.A. 4.00% (USD 5 Year Swap+164 basis points), 1/10/2033[2,3,7,8]	420,979
414,000	Discover Financial Services 6.70%, 11/29/2032[2]	438,016
	EPR Properties
316,000	4.50%, 4/1/2025[2]	311,257
545,000	3.60%, 11/15/2031[2]	455,981
	Extra Space Storage LP
75,000	5.70%, 4/1/2028[2]	76,342
265,000	2.35%, 3/15/2032[2]	212,197
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[2,3,10]	776,907
69,000	Fiserv, Inc. 5.60%, 3/2/2033[2]	70,402
450,000	Global Payments, Inc. 5.40%, 8/15/2032[2]	446,463
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	213,407
790,000	7.33% (3-Month Term SOFR+201 basis points), 10/28/2027[2,4]	813,725
1,640,000	1.99% (SOFR Rate+109 basis points), 1/27/2032[2,10]	1,326,981
250,000	6.75%, 10/1/2037	273,222
232,000	High Street Funding Trust II 4.68%, 2/15/2048[2,3]	190,075
395,000	HSBC Capital Funding Dollar 1 LP 10.18% (3-Month USD Libor+498 basis points)[2,3,8,9,10,11]	495,766
	HSBC Holdings PLC
224,000	4.95%, 3/31/2030[8]	222,539
844,000	4.60% (USD 5 Year Tsy+365 basis points)[2,7,8,9,11]	714,012
663,000	ING Groep N.V. 3.87% (SOFR Rate+164 basis points), 3/28/2026[2,8,10]	651,142
164,000	Iron Mountain, Inc. 4.88%, 9/15/2029[2,3]	154,040
	JPMorgan Chase & Co.
287,000	5.30% (SOFR Rate+145 basis points), 7/24/2029[2,10]	289,218
1,280,000	2.58% (3-Month Term SOFR+125 basis points), 4/22/2032[2,10]	1,081,425
1,551,000	5.35% (SOFR Rate+185 basis points), 6/1/2034[2,10]	1,557,810
209,000	5.34% (SOFR Rate+162 basis points), 1/23/2035[2,10]	209,961

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Kite Realty Group LP
107,000	4.00%, 10/1/2026[2]	$101,855
33,000	5.50%, 3/1/2034[2]	32,806
250,000	Kite Realty Group Trust 4.00%, 3/15/2025[2]	245,387
930,000	Liberty Mutual Group, Inc. 3.95%, 10/15/2050[2,3]	700,427
341,000	Lincoln National Corp. 5.85%, 3/15/2034	336,701
59,000	Macquarie Airfinance Holdings Ltd. 6.50%, 3/26/2031[3]	60,065
	Massachusetts Mutual Life Insurance Co.
502,000	5.08% (3-Month USD Libor+319 basis points), 2/15/2069[2,3,10]	447,703
236,000	4.90%, 4/1/2077[3]	198,636
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[2,3]	1,428,753
333,000	10.75%, 8/1/2039[2]	452,456
1,150,000	6.40%, 12/15/2066[2]	1,177,860
	Morgan Stanley
500,000	3.95%, 4/23/2027	482,752
575,000	4.89% (SOFR Rate+208 basis points), 7/20/2033[2,10]	557,839
1,415,000	6.63% (SOFR Rate+205 basis points), 11/1/2034[2,10]	1,547,752
	Nasdaq, Inc.
88,000	5.35%, 6/28/2028[2]	89,158
23,000	5.95%, 8/15/2053[2]	24,272
	PNC Financial Services Group, Inc.
166,000	6.61% (SOFR Index+173 basis points), 10/20/2027[2,10]	170,934
379,000	5.00% (3-Month Term SOFR+356 basis points)[2,9,10,11]	364,163
227,000	Prologis LP 5.25%, 3/15/2054[2]	223,247
270,000	Prologis Targeted US Logistics Fund LP 5.50%, 4/1/2034[3]	271,557
447,000	Prudential Financial, Inc. 5.70% (3-Month USD Libor+267 basis points), 9/15/2048[2,10]	440,503
215,000	Rexford Industrial Realty LP 2.15%, 9/1/2031[2]	172,249
78,000	Santander Holdings USA, Inc. 6.50% (SOFR Rate+236 basis points), 3/9/2029[2,10]	79,870
462,000	SBA Tower Trust 2.59%, 10/15/2031[2,3]	372,761
1,179,000	Scentre Group Trust 2 4.75% (USD 5 Year Tsy+438 basis points), 9/24/2080[2,3,7,8]	1,131,788
159,000	Simon Property Group LP 5.85%, 3/8/2053[2]	163,994
278,000	State Street Corp. 6.70% (USD 5 Year Tsy+261 basis points)[2,7,9]	282,026

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
370,000	Synchrony Financial 2.88%, 10/28/2031[2]	$295,417
382,000	Toronto-Dominion Bank 5.53%, 7/17/2026[8]	385,423
	Truist Financial Corp.
96,000	7.16% (SOFR Rate+245 basis points), 10/30/2029[2,10]	102,456
66,000	5.87% (SOFR Rate+236 basis points), 6/8/2034[2,10]	66,824
70,000	5.71% (SOFR Rate+192 basis points), 1/24/2035[2,10]	70,352
1,232,000	4.80% (USD 5 Year Tsy+300 basis points)[2,7,9,11]	1,193,442
	U.S. Bancorp
94,000	5.84% (SOFR Rate+226 basis points), 6/12/2034[2,10]	95,888
265,000	5.68% (SOFR Rate+186 basis points), 1/23/2035[2,10]	267,900
	UBS Group A.G.
697,000	2.59% (SOFR Rate+156 basis points), 9/11/2025[2,3,8,10]	687,117
250,000	3.09% (SOFR Rate+173 basis points), 5/14/2032[2,3,8,10]	212,563
200,000	5.70% (USD 1 Year Tsy+177 basis points), 2/8/2035[2,3,7,8]	201,235
24,000	VICI Properties LP 6.12%, 4/1/2054	23,728
225,000	VICI Properties LP / VICI Note Co., Inc. 3.50%, 2/15/2025[2,3]	220,063
475,000	Vornado Realty LP 2.15%, 6/1/2026[2]	431,595
34,000	WEA Finance LLC 4.63%, 9/20/2048[2,3]	24,080
	Wells Fargo & Co.
290,000	5.57% (SOFR Rate+174 basis points), 7/25/2029[2,10]	293,518
366,000	5.20% (SOFR Rate+150 basis points), 1/23/2030[2,10]	365,316
535,000	6.49% (SOFR Rate+206 basis points), 10/23/2034[2,10]	574,165
250,000	5.87%[2,9,10,11]	249,165
719,000	3.90% (USD 5 Year Tsy+345 basis points)[2,7,9,11]	684,075
1,010,000	Westpac Banking Corp. 2.67% (USD 5 Year Tsy+175 basis points), 11/15/2035[2,7,8]	833,875
		41,756,073
	GOVERNMENTS — 3.0%
301,000	Chile Government International Bond 4.85%, 1/22/2029[2,8]	299,029
250,000	Colombia Government International Bond 8.75%, 11/14/2053[2,8]	271,471
954,000	Israel Government International Bond 5.75%, 3/12/2054	913,188
309,000	Panama Government International Bond 7.50%, 3/1/2031[2,8]	323,311
4,420,000	Peru Government Bond 7.30%, 8/12/2033[3]	1,192,898

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	GOVERNMENTS (Continued)
574,000	Republic of Poland Government International Bond 5.50%, 3/18/2054	$570,085
1,000,000	Saudi Government International Bond 5.25%, 1/16/2050[3,8]	941,190
		4,511,172
	HEALTH CARE — 3.3%
	Amgen, Inc.
61,000	5.25%, 3/2/2030[2]	61,952
146,000	5.65%, 3/2/2053[2]	149,065
1,000,000	Bayer U.S. Finance II LLC 4.62%, 6/25/2038[2,3]	837,079
247,000	Bayer U.S. Finance LLC 6.50%, 11/21/2033[2,3]	251,584
864,000	Bristol-Myers Squibb Co. 5.55%, 2/22/2054[2]	892,549
	CVS Health Corp.
271,000	4.30%, 3/25/2028[2]	264,561
287,000	4.25%, 4/1/2050[2]	232,959
89,000	5.87%, 6/1/2053[2]	90,726
200,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028[2,3]	186,429
	Royalty Pharma PLC
829,000	2.20%, 9/2/2030[2,8]	689,272
320,000	2.15%, 9/2/2031[2,8]	258,060
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[2,8]	275,972
545,000	Takeda Pharmaceutical Co., Ltd. 3.18%, 7/9/2050[2,8]	380,776
397,000	UnitedHealth Group, Inc. 3.05%, 5/15/2041[2]	300,876
204,000	Zimmer Biomet Holdings, Inc. 5.35%, 12/1/2028[2]	207,087
		5,078,947
	INDUSTRIALS — 3.2%
600,000	Adani Ports & Special Economic Zone Ltd. 3.38%, 7/24/2024[3,8]	593,016
119,000	AGCO Corp. 5.80%, 3/21/2034	120,486
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[2,3]	396,617
201,000	5.95%, 10/15/2033[2,3]	203,456
200,000	BAE Systems PLC 5.50%, 3/26/2054[3]	202,077
556,000	Boeing Co. 5.80%, 5/1/2050[2]	528,023

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
36,000	Carrier Global Corp. 6.20%, 3/15/2054[2]	$39,759
83,000	GFL Environmental, Inc. 6.75%, 1/15/2031[2,3,8]	85,092
336,000	Herc Holdings, Inc. 5.50%, 7/15/2027[2,3]	329,982
52,000	Masonite International Corp. 3.50%, 2/15/2030[2,3,8]	45,963
136,000	Norfolk Southern Corp. 5.55%, 3/15/2034[2]	141,546
414,000	Rolls-Royce PLC 5.75%, 10/15/2027[2,3,8]	415,062
367,000	Ryder System, Inc. 6.60%, 12/1/2033[2]	397,887
200,000	Smurfit Kappa Treasury ULC 5.44%, 4/3/2034[3]	200,076
50,000	Sydney Airport Finance Co. Pty Ltd. 3.37%, 4/30/2025[2,3,8]	48,789
800,000	TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027[2,3]	773,082
52,000	TransDigm, Inc. 6.75%, 8/15/2028[2,3]	52,749
160,000	Triton Container International Ltd. 3.15%, 6/15/2031[2,3,8]	129,268
200,000	Union Pacific Corp. 3.84%, 3/20/2060[2]	153,571
		4,856,501
	MATERIALS — 4.0%
200,000	Alcoa Nederland Holding BV 7.12%, 3/15/2031[3]	204,008
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[2,8]	451,115
200,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029[2,3,8]	161,339
	Braskem Netherlands Finance B.V.
200,000	4.50%, 1/31/2030[2,3,8]	172,458
349,000	5.88%, 1/31/2050[3,8]	270,072
505,000	Celanese US Holdings LLC 5.34%, 1/19/2029	576,329
221,000	Cleveland-Cliffs, Inc. 7.00%, 3/15/2032[3]	224,111
220,000	Glencore Funding LLC 5.89%, 4/4/2054[3]	223,224
272,000	Newmont Corp. / Newcrest Finance Pty Ltd. 3.25%, 5/13/2030[2,3]	245,883

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
206,000	Nutrien Ltd. 5.90%, 11/7/2024[8]	$206,240
358,000	Orbia Advance Corp. S.A.B. de C.V. 2.88%, 5/11/2031[2,3,8]	297,659
	Sealed Air Corp.
523,000	1.57%, 10/15/2026[2,3]	472,202
16,000	6.13%, 2/1/2028[2,3]	16,043
761,000	Sherwin-Williams Co. 2.90%, 3/15/2052[2]	496,208
	Smyrna Ready Mix Concrete LLC
448,000	6.00%, 11/1/2028[2,3]	438,770
837,000	8.87%, 11/15/2031[2,3]	894,662
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[2,8]	276,668
381,000	Vale Overseas, Ltd. 6.87%, 11/21/2036[8]	407,227
		6,034,218
	TECHNOLOGY — 4.4%
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[2,3]	965,399
1,030,000	3.19%, 11/15/2036[2,3]	820,746
169,000	3.75%, 2/15/2051[2,3]	128,218
	Dell International LLC / EMC Corp.
226,000	5.85%, 7/15/2025[2]	227,168
98,000	8.35%, 7/15/2046[2]	126,547
188,000	3.45%, 12/15/2051[2]	131,863
313,000	IBM International Capital Pte Ltd. 5.30%, 2/5/2054[2,8]	306,072
	Intel Corp.
53,000	5.20%, 2/10/2033[2]	53,790
35,000	5.70%, 2/10/2053[2]	36,205
550,000	Kyndryl Holdings, Inc. 2.05%, 10/15/2026[2]	504,206
	Micron Technology, Inc.
109,000	5.30%, 1/15/2031[2]	109,737
166,000	2.70%, 4/15/2032[2]	138,700
151,000	Microsoft Corp. 2.68%, 6/1/2060[2]	97,460
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[2,8]	507,030
	Oracle Corp.
1,105,000	2.30%, 3/25/2028[2]	997,861
500,000	3.85%, 7/15/2036[2]	426,745
458,000	3.60%, 4/1/2040[2]	361,275
46,000	5.55%, 2/6/2053[2]	45,071

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
768,000	VMware, Inc. 2.20%, 8/15/2031[2]	$625,499
		6,609,592
	UTILITIES — 6.9%
376,000	AES Andes S.A. 6.35% (USD 5 Year Tsy+492 basis points), 10/7/2079[2,3,7,8]	366,826
466,495	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[2,3,8]	405,575
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[2]	636,697
700,000	Black Hills Corp. 6.15%, 5/15/2034[2]	722,983
32,000	CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053[2]	31,987
229,000	CMS Energy Corp. 3.75% (USD 5 Year Tsy+290 basis points), 12/1/2050[2,7]	187,545
140,000	Consolidated Edison Co. of New York, Inc. 5.90%, 11/15/2053[2]	149,463
800,000	Duke Energy Corp. 5.00%, 8/15/2052[2]	725,256
634,000	Edison International 5.38% (USD 5 Year Tsy+470 basis points)[2,7,9,11]	613,630
200,000	Electricite de France S.A. 9.12% (USD 5 Year Tsy+541 basis points)[2,3,7,8,9]	220,255
400,000	Enel Finance America LLC 7.10%, 10/14/2027[2,3]	423,443
300,000	Enel Finance International N.V. 7.50%, 10/14/2032[2,3,8]	338,494
97,000	Eversource Energy 5.50%, 1/1/2034[2]	97,096
905,000	Exelon Corp. 4.05%, 4/15/2030[2]	854,250
200,000	FirstEnergy Corp. 7.37%, 11/15/2031[2]	235,346
354,000	FirstEnergy Pennsylvania Electric Co 4.30%, 1/15/2029[2,3]	341,713
22,000	Indiana Michigan Power Co. 5.63%, 4/1/2053[2]	22,248
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[2]	285,782
314,000	Jersey Central Power & Light Co. 2.75%, 3/1/2032[2,3]	261,171
411,000	New England Power Co. 5.94%, 11/25/2052[2,3]	424,057
71,000	Niagara Mohawk Power Corp. 5.66%, 1/17/2054[2,3]	70,762

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
	NiSource, Inc.
29,000	5.25%, 3/30/2028[2]	$29,212
218,000	3.60%, 5/1/2030[2]	200,917
112,000	5.40%, 6/30/2033[2]	113,019
	Pacific Gas and Electric Co.
305,000	2.10%, 8/1/2027[2]	274,602
481,000	3.50%, 8/1/2050[2]	329,666
535,000	Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029[2]	498,120
111,000	Public Service Enterprise Group, Inc. 6.12%, 10/15/2033[2]	116,718
239,000	Puget Energy, Inc. 2.38%, 6/15/2028[2]	213,260
	Southern Co. Gas Capital Corp.
426,000	5.88%, 3/15/2041[2]	430,873
121,000	3.95%, 10/1/2046[2]	93,913
822,000	4.40%, 5/30/2047[2]	682,438
		10,397,317
	TOTAL CORPORATE BONDS
	(Cost $132,572,799)	124,566,662
	MUNICIPAL BONDS — 0.2%
294,000	University of Michigan 3.60%, 4/1/2047	250,828
	TOTAL MUNICIPAL BONDS
	(Cost $294,000)	250,828
	U.S. GOVERNMENT AND AGENCIES — 5.0%
	United States Treasury Bond
1,312,400	4.37%, 8/15/2043	1,298,660
110,000	4.75%, 11/15/2043	114,280
400,000	4.50%, 2/15/2044	402,750
400	1.25%, 5/15/2050	205
69,200	1.38%, 8/15/2050	36,625
600,100	3.63%, 2/15/2053	527,947
92,000	4.13%, 8/15/2053	88,579
	United States Treasury Note
1,538,000	2.00%, 2/15/2025	1,497,117
1,150,000	4.37%, 8/31/2028	1,155,345
1,890,000	4.37%, 11/30/2028	1,901,000
140,000	4.00%, 1/31/2029	138,633
75,000	4.25%, 2/28/2029	75,141
415,000	3.75%, 12/31/2030	403,798
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $7,610,298)	7,640,080

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.4%
578,183	Goldman Sachs Financial Square Government Fund - Institutional Class 5.13%[12]	$578,183
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $578,183)	578,183
	TOTAL INVESTMENTS — 99.6%
	(Cost $159,528,631)	150,634,944
	Other Assets in Excess of Liabilities — 0.4%	647,118
	TOTAL NET ASSETS — 100.0%	$151,282,062

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

ULC – Unlimited Liability Corporation

[1]	Local currency.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $58,742,299, which represents 38.8% of total net assets of the Fund.
[4]	Floating rate security.
[5]	Variable rate security. Rate shown is the rate in effect as of March 31, 2024.
[6]	Step rate security.
[7]	Fixed to variable security. Fixed rate indicated is the rate effective at March 31, 2024. Security may convert at a future date to a variable rate of referenced rate and spread.
[8]	Foreign security denominated in U.S. Dollars.
[9]	Perpetual security. Date shown is next call date.
[10]	Fixed to float security. Fixed rate indicated is the rate effective at March 31, 2024. Security may convert at a future date to a floating rate or referenced rate and spread.
[11]	Interest-only security.
[12]	The rate is the annualized seven-day yield at period end.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value*	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
29	2-Year U.S. Treasury Note	March 2024	5,941,877	$(11,830)
133	5-Year U.S. Treasury Note	March 2024	14,195,984	37,094
(25)	10-Year U.S. Treasury Note	March 2024	(2,750,000)	(19,922)
(5)	Euro BOBL	March 2025	(638,051)	(590)
(19)	Euro Bund	March 2026	(2,712,762)	(28,566)
85	U.S. Treasury Long Bond	March 2024	10,033,318	203,870
(54)	Ultra 10-Year U.S. Treasury Note	March 2024	(6,130,605)	(58,301)
13	Ultra Long-Term U.S. Treasury Bond	March 2024	1,627,502	49,498

TOTAL FUTURES CONTRACTS			19,567,263	$171,253

*	Local Currency

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At March 31, 2024	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	4/9/2024	130,000	$142,267	$140,319	$(1,948)
British Pound	JP Morgan	GBP per USD	4/9/2024	100,000	126,462	126,223	(239)
					268,729	266,542	(2,187)

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At March 31, 2024	Unrealized Appreciation (Depreciation)
Euro	Citibank	EUR per USD	4/9/2024	131,000	$(142,318)	$(141,398)	$920
Euro	JP Morgan	EUR per USD	4/9/2024	2,730,000	(2,971,795)	(2,946,700)	25,095
British Pound	Citibank	GBP per USD	4/9/2024	103,000	(130,776)	(130,010)	766
Peruvian Sol	Citibank	PEN per USD	5/14/2024	4,510,000	(1,212,692)	(1,211,303)	1,389
					(4,457,581)	(4,429,411)	28,170
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(4,188,852)	$(4,162,869)	$25,983

EUR – Euro

GBP – British Pound

PEN– Peruvian Sol